Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Number of options
Exercised (in shares)	(544,660)	(2,578,636)
Stock option plans
Number of options
Outstanding, beginning balance (in shares)	5,774,339	3,933,385
Granted (in shares)	3,441,269	3,152,751
Expired (in shares)	(3,648)	0
Forfeited (in shares)	(647,024)	(196,834)
Exercised (in shares)	(14,134)	(1,114,963)
Outstanding, ending balance (in shares)	8,550,802	5,774,339
Exercisable at year end (in shares)	3,296,856	2,621,588
Number of shares available
Outstanding, beginning balance (in shares)	5,776,114	3,996,588
Granted (in shares)	3,441,269	3,152,751
Expired (in shares)	(4,015)	0
Forfeited (in shares)	(647,024)	(196,834)
Exercised (in shares)	(15,542)	(1,176,391)
Outstanding, ending balance (in shares)	8,550,802	5,776,114
Exercisable at year end (in shares)	3,296,856	2,623,363
Average exercise price (in € per share)
Outstanding, beginning balance (in euro per share) | € / shares	€ 4.90	€ 3.11
Granted (in euro per share) | € / shares	5.25	6.47
Expired ( in euro per share) | € / shares	2.92	0
Forfeited ( in euro per share) | € / shares	5.25	3.05
Exercised ( in euro per share) | € / shares	2.92	3.32
Outstanding, ending balance (in euro per share) | € / shares	5.02	4.90
Exercisable at year end ( in euro per share) | € / shares	€ 3.98	€ 3.02